2. Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Estimated Service Lives	March 31, 2018	September 30, 2017
Furniture, fixtures and equipment	2 - 5 years	$36,485	$11,039
Internally developed software	10 years	169,234	152,000
		205,720	163,039
Less accumulated depreciation and amortization		48,597	35,536
		$157,123	$127,503

	Estimated Service Lives	2017	2016
Furniture, fixtures and equipment	2 to 5 years	$11,039	$6,994
Internally developed software	10 years	152,000	152,000
		163,039	158,994
Less accumulated depreciation and amortization		35,536	17,914
		$127,503	$141,080